Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020	Dec. 31, 2019 € / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	0	36,690
Total number of AGA definitively vested (in shares)	0	0
Total number of BSAAR subscribed (in shares)	35,070	35,070	71,760
AGA S 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	30,900
Total number of BSAAR voided (in shares)	2,300
Total number of BSAAR subscribed (in shares)	28,600
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	30,900
AGA D 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)	10,000
Total number of BSAAR subscribed (in shares)	10,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	10,000
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period			From 03/30/2021 to 03/31/2024
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares			€ 4.00
Expected dividends			0.00%
Expected volatility			51.00%
Risk-free interest rate			(0.59%)
Turnover rate			0.00%
AGA S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period			From 03/17/2021 to 03/31/2024
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares			€ 4.15
Expected dividends			0.00%
Expected volatility			51.00%
Risk-free interest rate			(0.59%)
Turnover rate			0.00%
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition period	From 03/10/2023to 03/13/2026	From 10/14/2022 to 10/16/2025			From 07/18/2019 to 09/16/2022
Valuation method used	Monte Carlo			Monte Carlo	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.05	€ 4.08			€ 17.06
Expected dividends	0.00%	0.00%			0.00%
Expected volatility	84.30%	50.00%			40.20%
Risk-free interest rate	3.06%	2.24%			0.00%
Turnover rate	0.00%	0.00%			0.00%
AGA D and S 2017-1 and 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used						Monte Carlo
AGA D and S 2016-1 and 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method used							Monte Carlo
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	26,500	38,229
Total number of BSAAR subscribed (in shares)	968,881	805,181	634,035
Acquisition period		From 17/10/2022 to 17/10/2025
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	190,200	209,375
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		20,000
Total number of BSAAR subscribed (in shares)	20,000	20,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		20,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		32,400
Total number of BSAAR voided (in shares)	300	2,700
Total number of BSAAR subscribed (in shares)	26,000	26,300	29,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		39,200
Total number of BSAAR voided (in shares)	2,400	300
Total number of BSAAR subscribed (in shares)	36,500	38,900
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		39,200
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		15,000
Total number of BSAAR subscribed (in shares)	15,000	15,000	15,000
A G A S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		17,556
Total number of AGA definitively vested (in shares)		10,782
Total number of BSAAR subscribed (in shares)		0	10,782
A G A D2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of AGA subscribed (in shares)		19,070
Total number of BSAAR voided (in shares)		4,356
Total number of AGA definitively vested (in shares)		8,712
Total number of BSAAR subscribed (in shares)		0	13,068
A G A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR voided (in shares)	5,000	7,356
Total number of AGA definitively vested (in shares)	0	19,494
Total number of BSAAR subscribed (in shares)	136,100	100,200	67,850
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	40,900	59,200